Ricoh Company, LTD. Shareholders' Equity	12 Months Ended
Mar. 31, 2011
Notes to Financial Statements
Ricoh Company, LTD. Shareholders' Equity

12. RICOH COMPANY, LTD. SHAREHOLDERS' EQUITY

The Corporation Law of Japan provides that an amount equal to 10% of cash dividends and other distributions from retained earnings paid by the Company and its domestic subsidiaries be appropriated as additional paid-in capital or legal reserve. No further appropriation is required when the total amount of the additional paid-in capital and legal reserve equals to or exceeds 25% of common stock. Certain foreign subsidiaries are also required to appropriate their earnings to legal reserves under the laws of the respective countries. Legal reserves included in retained earnings are restricted from being used as dividend distributions.

The Corporation Law of Japan requires a company to obtain the approval of shareholders for transferring amounts between common stock and additional paid-in capital. The Corporation Law of Japan also permits a company to transfer an amount of common stock or additional paid-in capital to retained earnings in principle upon approval of shareholders.

Cash dividends are approved by the shareholders after the end of each fiscal period or are declared by the Board of Directors after the end of each interim six-month period. Such dividends are payable to shareholders of record at the end of each such fiscal or interim six-month period. At the Ordinary General Meeting of Shareholders held on June 24, 2011, the shareholders approved the declaration of a cash dividend (¥16.50 per share) on the common stock totaling ¥11,970 million ($144,217 thousand), which would be paid to shareholders of record as of March 31, 2011. The declaration of this dividend has not been reflected in the consolidated financial statements as of March 31, 2011.

The amount of retained earnings legally available for dividend distribution is recorded in the Company's non-consolidated books and amounts to ¥416,483 million ($5,017,867 thousand) as of March 31, 2011.